RESEARCH AND DEVELOPMENT PAYMENTS QUARTERLY (Details) (USD $)	Dec. 14, 2011	Aug. 26, 2011	Jul. 16, 2011
stevia entered with Agro Genesis pte ltd (AGPL) and details of Agpl
stevia will receive fee from AGPL in singapore dollars			$ 275,000
AGPl related expenses			274,000
Agpl receives commission			0.02
AGPL 's Current project budget per annum		100,000
Lease payment to Vinh Phuc PPCTDA	30,000
six month lease payment To Vinh Phuc PPCTDA	15,000
Security Deposit to Vinh Phuc PPCTDA	$ 45,000